Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (1,136,407)	$ (454,507)	$ (811,693)	$ (811,635)
Adjustments to reconcile net loss to net cash provided by operating activities:
Impairment Write-off – Exclusive License				35,000
Common Stock issued for services	48,397	87,248	147,455
Stock Based Compensation	588,080	102,600	180,600
Changes in operating assets and liabilities:
Prepaid expenses and other assets	11,000	2,000	2,000	(13,000)
Accounts payable and accrued liabilities	144,697	(9,018)	23,832	291
Deferred revenue	943,500
Net cash provided by (used in) operating activities	599,267	(271,677)	(457,806)	(789,344)
Cash flows from financing activities:
Deferred Offering Costs	(93,830)
Cash from Sale of Common Stock, net	396,000	225,000	412,500	150,000
Recapitalization				(139,880)
Net cash provided by (used in) financing activities	302,170	225,000	412,500	10,120
Net increase (decrease) in cash and cash equivalents	901,437	(46,677)	(45,306)	(779,224)
Cash and cash equivalents at beginning of period	152,417	197,723	197,723	976,947
Cash and cash equivalents at end of period	1,053,854	151,046	152,417	197,723
Supplementary disclosure of non-cash investing and financing activities:
Common Stock issued for legal services – 529,452 and 933,796 Common Shares, June 30, 2024 and 2023, respectively.	48,397	87,248
Supplementary disclosure of non-cash operating activities:
Common Stock cancelled related to exclusive license cancellation and settlement agreement – 51,507,749 Common Shares		51,508
Common Stock issued in exchange for 100% equity interest in Emergen Energy LLC – 222,222,000 Common Shares	22,222,200
Supplementary disclosure of cash flow information:
Interest paid				200
Taxes paid